Segment information - Summary of Non-Current Asset by Geographic Area (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current assets	€ 3,284	€ 2,798
Property and Equipment and Lease Right-of-Use Assets
Disclosure of operating segments [line items]
Non-current assets	765	809	€ 757
Property and Equipment and Lease Right-of-Use Assets | Sweden
Disclosure of operating segments [line items]
Non-current assets	142	148	151
Property and Equipment and Lease Right-of-Use Assets | United States
Disclosure of operating segments [line items]
Non-current assets	529	549	504
Property and Equipment and Lease Right-of-Use Assets | Other countries
Disclosure of operating segments [line items]
Non-current assets	€ 94	€ 112	€ 102